                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:


/s/ John D. Doyle, Jr.   Lynchburg, VA   01/06/2009
----------------------   -------------   ----------
    [Signature]          [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         55
Form 13F Information Table Value Total:     77,824
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                   Voting Authority
Name of                     Title of              Value    Shrs or                  Investment ---------------------
Issuer                        Class     CUSIP   (x $1000)   Pm Amt  SH/PRN Put/Call Discretion    Sole   Shared None
--------------------------- --------- --------- --------- --------- ------ -------- ---------- --------- ------ ----
ABB Ltd                     common    000375204       249    16,575                     Sole      16,575
Archer Daniels Midland      common    039483102       390    13,529                     Sole      13,529
Abbott Labs                 common    002824100     1,338    25,076                     Sole      25,076
Air Products & Chemicals    common    009158106       873    17,375                     Sole      17,375
A T & T                     common    00206R102     1,108    38,867                     Sole      38,867
A T & T Pfd 6.375%          preferred 00211G208     1,147    46,000                     Sole      46,000
Bank of America             common    060505104     1,200    85,262                     Sole      85,262
BB&T                        common    054937107     1,265    46,077                     Sole      46,077
Becton Dickinson            common    075887109       684    10,005                     Sole      10,005
BHP Billiton                common    088606108     1,387    32,320                     Sole      32,320
Boeing                      common    097023105       962    22,550                     Sole      22,550
BP                          common    055622104       886    18,957                     Sole      18,957
Burlington N Sant           common    12189T104       602     7,950                     Sole       7,950
Canadian Natl Railway       common    136375102       777    21,125                     Sole      21,125
Caterpillar                 common    149123101       960    21,500                     Sole      21,500
Chesapeake Energy           common    165167107       849    52,500                     Sole      52,500
Chevron Corp                common    166764100       875    11,825                     Sole      11,825
Cisco                       common    17275R102       404    24,777                     Sole      24,777
Coca-Cola                   common    191216100     1,450    32,033                     Sole      32,033
Conoco Phillips             common    20825C104     2,761    53,309                     Sole      53,309
CVS/Caremark                common    126650100       868    30,210                     Sole      30,210
Developers Diversified Rlty common    251591103       113    23,150                     Sole      23,150
Dominion Resources          common    25746U109     1,146    31,964                     Sole      31,964
Exelon Corp                 common    30161N101       488     8,775                     Sole       8,775
Exxon- Mobil                common    30231G102    10,327   129,363                     Sole     129,363
Fedex Corp                  common    31428X106       619     9,651                     Sole       9,651
FPL Group                   common    302571104     1,076    21,375                     Sole      21,375
GE                          common    369604103     2,704   166,941                     Sole     166,941
Health Care REIT            common    42217K106       331     7,850                     Sole       7,850
Intel                       common    458140100       256    17,475                     Sole      17,475
International Bus. Mach.    common    459200101     1,486    17,660                     Sole      17,660
ishares S&P Mid Cap 400     common    464287507       669    12,550                     Sole      12,550
ishares Healthcare Ind      common    464287762       977    18,200                     Sole      18,200
ishares Technology Index    common    464287721       504    14,275                     Sole      14,275
ITT Industries              common    450911102       799    17,375                     Sole      17,375
Johnson & Johnson           common    478160104     4,731    79,066                     Sole      79,066
Lincoln Natl Corp           common    534187109       652    34,599                     Sole      34,599
3M                          common    604059105     1,390    24,162                     Sole      24,162
Modine                      common    607828100        54    11,175                     Sole      11,175
Norfolk Southern            common    655844108     2,058    43,743                     Sole      43,743
Norvartis ADR               common    66987V109       601    12,075                     Sole      12,075
Nuveen Municipal Value      common    670928100       301    35,000                     Sole      35,000
PepsiCo                     common    713448108     4,365    79,689                     Sole      79,689
Philip Morris Intl          common    718172109       392     9,011                     Sole       9,011
Plum Creek Timber           common    729251108       735    21,150                     Sole      21,150
Procter & Gamble            common    742718109     6,578   106,398                     Sole     106,398
Progress Energy             common    743263105       679    17,050                     Sole      17,050
SPDR Tr I Unit Ser 1        common    78462F103     1,419    15,728                     Sole      15,727
Siemens AG                  common    826197501       778    10,265                     Sole      10,265
SunTrust Bank               common    867914103       256     8,656                     Sole       8,656
United Technologies         common    913017109     4,271    79,677                     Sole      79,677
Valero Energy               common    91913Y100       264    12,200                     Sole      12,200
Verizon                     common    92343V104     3,837   113,174                     Sole     113,175
Wachovia                    common    929771103       387    69,886                     Sole      69,886
Walgreen                    common    931422109     1,546    62,655                     Sole      62,655
                                                   77,824 1,969,785                            1,969,785